Share Based Compensation (Details) (Restricted Stock [Member])	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Summary of restricted stock grant activity
Beginning Balance	2,340,235		2,235,797	371,050
Granted	356,865	371,050	932,500	1,864,747
Vested	(385,749)		(828,062)
Expired	(25,167)
Ending Balance	2,286,184	371,050	2,340,235	2,235,797